Loans, borrowings, cash and cash equivalents and short-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Loans and borrowings	$ 12,471	$ 11,181
Leases	1,452	1,531
Gross debt	13,923	12,712
Cash and cash equivalents	3,609	4,736	$ 11,721	$ 13,487
Short-term investments	51	61
Net Cash PTVI	703
Net debt	$ 9,560	$ 7,915